Audit Information	12 Months Ended
Mar. 31, 2026
Auditor [Line Items]
Auditor Name	BDO China Shu Lun Pan Certified Public Accountants LLP
Auditor Firm ID	1818
Auditor Location	Shenzhen, People’s Republic of China
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated balance sheets of Deswell Industries, Inc. and its subsidiaries (the “Company”) as of March 31, 2026 and 2025, the related consolidated statements of comprehensive income, shareholders’ equity, and cash flows for each of the three years in the period ended March 31, 2026, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at March 31, 2026 and 2025, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2026, in conformity with accounting principles generally accepted in the United States of America.